Lincoln Variable Insurance Products Trust 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone:	484-583-8711
e-Mail:	sam.goldstein@lfg.com

VIA EDGAR

October 9, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:  Registrant:  Lincoln Variable Insurance Products Trust (“Trust”)

On behalf of the following series: LVIP RPM BlackRock Global Allocation V.I. Fund and LVIP

RPM VIP Contrafund® Portfolio (each, a “Fund”).

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format information that mirrors the information in each Fund’s Prospectus supplement dated September 18, 2013. The purpose of this filing is to submit each Fund’s Rule 497(e) filing in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Sam Goldstein

Samuel K. Goldstein, Esq.

Senior Counsel – Funds Management